Long-term bank debt, current and non current, detail 2 (Details) - Rbs Term Loan [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
January 1, 2016 to December 31, 2016	$ 15,376
January 1, 2017 to December 31, 2017	15,376
January 1, 2018 to December 31, 2018	15,376
January 1, 2019 to December 31, 2019	15,376
January 1, 2020 to December 31, 2020	15,376
January 1, 2021 and thereafter	67,807
Total	$ 144,687